Costs incurred and estimated earnings net of billings on uncompleted contracts (Tables)	12 Months Ended
Mar. 31, 2013
Contractors [Abstract]
Schedule of costs in excess of billings on uncompleted contracts

	March 31, 2013	March 31, 2012
Costs incurred and estimated earnings on uncompleted contracts	$512,339	$587,220
Less billings to date	(463,241)	(509,511)
	$49,098	$77,709

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	March 31, 2013	March 31, 2012
Unbilled revenue	$56,183	$86,859
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(7,085)	(7,514)
	$49,098	$79,345